Employee benefits - Schedule of principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021 employee	Jan. 03, 2021 employee	Dec. 31, 2019 item
Financial:
Future salary growth	5.00%	4.00%	4.50%
Discount rate	7.60%	6.10%	7.10%
Demographic:
Number of employees	1,272	1,294	654
Age average	32 years	31 years	35 years
Longevity average	2 years	2 years	3 years